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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



Investment Company Act file number 811-21163


                       Pioneer Protected Principal Trust Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


      Joseph P. Barri, Hale and Dorr LLP, 60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30


Date of reporting period:  January 1, 2003 through June 30, 2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                                    PIONEER
                                    -------
                                    PROTECTED
                                 PRINCIPAL PLUS
                                      FUND

                                   Semiannual
                                     Report

                                    6/30/03

                          [LOGO] PIONEER Investments(R)

 Table of Contents
--------------------------------------------------------------------------------

 Letter from the President                          1

 Portfolio Summary                                  2

 Performance Update                                 3

 Portfolio Management Discussion                    6

 Schedule of Investments                            9

 Financial Statements                              18

 Notes to Financial Statements                     25

 Trustees, Officers and Service Providers          32

 The Pioneer Family of Mutual Funds                33

 Retirement Plans from Pioneer                     34

 Programs and Services for Pioneer Shareowners     36

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------
LETTER FROM THE PRESIDENT 6/30/03
--------------------------------------------------------------------------------

[Begin sidebar]
--------------------------------------------------------------------------------

Pioneer's new
president

Osbert Hood was recently named Chief Executive Officer and President of Pioneer Investments USA. Mr. Hood, formerly Pioneer's Chief Operating Officer and a key member of the senior management committee, joined Pioneer in 2000 from John Hancock Financial Services, where he had held senior financial positions. "I am excited and honored to have the opportunity to lead Pioneer as it continues to grow," Mr. Hood said. "As CEO I look forward to furthering Pioneer's strategic goals, including developing new products that can meet the wider needs of investors and the advisers who serve them."

--------------------------------------------------------------------------------
[End sidebar]

Dear Shareowners,
--------------------------------------------------------------------------------

With the fading of concerns over the Iraq war, investors whose attention had been focused overseas were buoyed by hints of increased economic activity at home. The nation's stock markets began a broad-based rally in early March, and prices continued to climb. From April through June, the major stock market averages recorded one of the biggest quarterly jumps in years. Increasing investor confidence also led to strong returns on corporate bonds. However, returns on government bonds, which rose sharply earlier, have slowed.

Encouraging factors aren't hard for investors to find. The lowest interest rates many of us have ever seen and the administration's tax cuts mean higher incomes for many consumers. The tax reductions on dividends and capital gains are of special interest to investors. Corporations can also borrow at the lowest rates in years. Many companies are realizing substantial savings by replacing old, high-cost debt with new issues that carry lower interest. The Federal Reserve Board cut rates once again in June in an effort to inject further stimulus into the economy. And the weak U.S. dollar helps exporters and multinational companies operating in countries with stronger currencies.

One possible lesson to be learned from the market's decline and recovery is the importance of staying invested. Those who stayed with their commitments participated in the recent rally, while those who remained on the sidelines had to play catch-up. If the protracted slump caused your investment discipline to slip, this may be an ideal time to contact your financial advisor for guidance on resuming your investment program.

Our style focuses on companies, not on forecasts

There are always risks, of course, and the direction of the economy is something of a puzzle at the moment. If it continues to struggle for very long, investors may once again seek shelter in short-term commitments. However, Pioneer's portfolio managers and analysts do not base investment decisions on economic assumptions. Instead, as it has since our founding in 1928, our value-focused investment style requires complete understanding of a company and its potential. That means intensive analysis of financial reports, visits to companies and detailed discussions with corporate managers. When we discover potential that appears to exceed the market's valuation, that company becomes a candidate for investment. Our research efforts are aided in no small measure by the global resources of our parent organization, UniCredito Italiano S.p.A.

Like everyone at Pioneer, I appreciate your continued confidence in our products and services.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood
Pioneer Investment Management, Inc.

The preceding information is the opinion of Fund management. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/03
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A PIE CHART IN THE PRINTED
MATERIAL]

U.S. Government Obligations                    88.6%
U.S. Common Stocks                             10.7%
Depositary Receipts for International Stocks    0.6%
International Common Stocks                     0.1%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A PIE CHART IN THE PRINTED
MATERIAL]

U.S. Government Obligations   88.6%
Information Technology         2.0%
Financials                     1.9%
Industrials                    1.4%
Consumer Discretionary         1.3%
Health Care                    1.3%
Consumer Staples               1.3%
Energy                         0.9%
Materials                      0.6%
Telecommunication Services     0.5%
Utilities                      0.2%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

1.  U.S. Treasury Strip, Zero                6.  Target Corp.            0.22%
    Coupon Bond, 11/15/09        88.62%
2.  ChevronTexaco Corp.           0.33       7.  McGraw-Hill Co., Inc.   0.20
3.  IBM Corp.                     0.27       8.  Johnson & Johnson Co.   0.20
4.  SBC Communications, Inc.      0.24       9.  Schering-Plough Corp.   0.19
5.  Exxon Mobil Corp.             0.22      10.  National City Corp.     0.19

Top 10 holdings exclude money market instruments. Fund holdings will vary for other periods.

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/03                                       CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share         6/30/03   12/31/02
                  $10.38    $10.08

Distributions per Share   Income      Short-Term      Long-Term
(1/1/03 - 6/30/03)        Dividends   Capital Gains   Capital Gains
                          $  -        $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Protected Principal Plus Fund at public offering price, compared to that of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(As of June 30, 2003)

                Net Asset   Public Offering
Period            Value         Price*
Life-of-Class
(11/1/02)         3.89%         -2.08%

* Reflects deduction of the maximum 4.5% sales charge at the beginning of the period and assumes reinvestment of distributions at net asset value.

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

          Pioneer Protected                   Lehman Brothers Aggregate
           Principal Plus*    S&P 500 Index          Bond Index
"11/02"         9425              10000                 10000
"12/02"         9509               9413                 10207
"6/03"          9792              10519                 10607

The Standard & Poor's (S&P) 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Lehman Brothers Aggregate Bond Index is a widely recognized market value-weighted index composed of the Lehman Brothers Government/Credit, Mortgage-Backed, Asset-Backed and Commercial Mortgage-Based Securities Indices. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indices.

Past performance does not guarantee future results. Returns and principal values fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Current performance may be lower due to market volatility. Fund returns will fluctuate, and investors who redeem shares or take dividends or distributions in cash prior to the end of the guarantee period will reduce their guaranteed amount. The guaranteed amount could be reduced if certain events occur, such as the termination of the financial warranty agreement or the insolvency of Main Place Funding LLC or Bank of America.

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/03                                       CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share         6/30/03   12/31/02
                  $10.34    $10.08

Distributions per Share   Income      Short-Term      Long-Term
(1/1/03 - 6/30/03)        Dividends   Capital Gains   Capital Gains
                          $  -        $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Protected Principal Plus Fund, compared to that of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(As of June 30, 2003)

                 If       If
Period          Held   Redeemed*
Life-of-Class
(11/1/02)       3.43%   -0.57%


* Reflects deduction of the maximum applicable contingent deferred sales charge
  (CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 4% declines over six years.

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

          Pioneer Protected                   Lehman Brothers Aggregate
           Principal Plus*    S&P 500 Index          Bond Index
"11/02"         10000             10000                 10000
"12/02"         10083              9413                 10207
"6/03"           9943             10519                 10607

The Standard & Poor's (S&P) 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Lehman Brothers Aggregate Bond Index is a widely recognized market value-weighted index composed of the Lehman Brothers Government/Credit, Mortgage-Backed, Asset-Backed and Commercial Mortgage-Based Securities Indices. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indices.

Past performance does not guarantee future results. Returns and principal values fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Current performance may be lower due to market volatility. Fund returns will fluctuate, and investors who redeem shares or take dividends or distributions in cash prior to the end of the guarantee period will reduce their guaranteed amount. The guaranteed amount could be reduced if certain events occur, such as the termination of the financial warranty agreement or the insolvency of Main Place Funding LLC or Bank of America.

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/03                                       CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share         6/30/03   12/31/02
                  $10.34    $10.07

Distributions per Share   Income      Short-Term      Long-Term
(1/1/03 - 6/30/03)        Dividends   Capital Gains   Capital Gains
                          $  -        $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Protected Principal Plus Fund at public offering price, compared to that of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(As of June 30, 2003)

                Net Asset   Public Offering
Period            Value       Price/CDSC*
Life-of-Class
(11/1/02)         3.44%          2.44%

* Reflects deduction of the 1% sales charge at the beginning of the period and assumes reinvestment of distributions. The 1% contingent deferred sales charge (CDSC) applies to redemptions made within one year of purchase.

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

          Pioneer Protected                   Lehman Brothers Aggregate
           Principal Plus*    S&P 500 Index          Bond Index
"11/02"         10000             10000                 10000
"12/02"         10074              9413                 10207
"6/03"          10244             10519                 10607

The Standard & Poor's (S&P) 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Lehman Brothers Aggregate Bond Index is a widely recognized market value-weighted index composed of the Lehman Brothers Government/Credit, Mortgage-Backed, Asset-Backed and Commercial Mortgage-Based Securities Indices. You cannot invest directly in the Indices.

Past performance does not guarantee future results. Returns and principal values fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Current performance may be lower due to market volatility. Fund returns will fluctuate, and investors who redeem shares or take dividends or distributions in cash prior to the end of the guarantee period will reduce their guaranteed amount. The guaranteed amount could be reduced if certain events occur, such as the termination of the financial warranty agreement or the insolvency of Main Place Funding LLC or Bank of America.

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/03
--------------------------------------------------------------------------------

Over the past six months, U.S. investment markets have faced uncertainty over the timing and course of the war with Iraq, followed by fairly encouraging first-quarter earnings reports. Meanwhile, interest rates stood at 40-year lows and showed few signs of rising significantly any time soon. In the following interview, portfolio managers Walter Hunnewell and Richard Schlanger discuss the strategy of Pioneer Protected Principal Plus Fund and the factors that influenced its performance over the six months ended June 30, 2003.

Q:  How did the Fund perform over the past six months?

A: Pioneer Protected Principal Plus Fund Class A shares had a total return of 2.98% at net asset value for the six months ended June 30, 2003. This performance compares to an 11.75% return for the Standard & Poor's 500 Index and a 3.93% return for the Lehman Aggregate Bond Index.

Q:  What factors most affected Fund performance?

A: The Fund's performance needs to be viewed in the context of its investment objective and the strategy we use to meet it. The objective is capital preservation. A secondary objective is capital appreciation. These goals and the terms of the Financial Warranty Agreement with Main Place Funding means that our exposure to equities - even in a rising stock market - will be relatively smaller than in an all-equity strategy. Generally, Pioneer allocates the Fund's assets to U.S. government securities with a value on the Maturity Date, together with a discounted value of the Fund's other assets, sufficient to fund the Guaranteed Amount, with the remainder of the Fund's assets being allocated between equity securities and debt securities based upon the outlook for, and volatility of, the equity markets. Still, shareholders did benefit from the stock market's gains of the past six months. Although the Fund only had about 11% of its assets in stocks at the end of the period, most of the stocks we did own performed well. For example, we elected to maintain a larger allocation, as compared with the Fund's equity benchmark, in energy throughout the period. This sector appeared to be on hold, pending the outcome of the Iraqi war and the future for Iraqi oil. While it now looks as though it will take time for oil production from Iraq to build up, we have seen positive returns from the oil exploration and oil services sector.

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q: How would you describe the overall investment environment of the past six months?

A: The first six months of the year were certainly a challenge for the equity market. Following a year-end rally in some of the more beaten-down stocks, we saw some consolidation as well as continued preoccupation with the potential for war. Everything was on hold in terms of planning and decision-making. There also was uncertainty about what Congress might do about taxes. However, the quick resolution to the major fighting in Iraq and the passage of a tax bill led to strong second-quarter stock-market performance. The second quarter also saw reports of first-quarter earnings, which were stronger than had been expected. Finally, declining interest rates resulted in lower yields from fixed-income investments, which helped make stocks more attractive than bonds. All these factors helped the stock market post its best quarterly performance in more than four years.

Q:  Could you talk about sectors where you've invested?

A: With respect to our equity allocation we have selectively increased our holdings in technology, and the Fund has benefited from a rebound there. Specifically, we made some additions in the software area, with stocks such as Symantec and SunGard Data Systems. In another area, industrial stocks have benefited as many of these companies have dramatically cut costs over the past two or three years. Thus, when the economy recovers, the firms will be in a good position to generate profits. For example, the Fund has benefited from its holding in PACCAR, which makes Peterbilt and other high-quality trucks. The company's U.S. and European operations have both performed well.

Q:  How do interest rates affect how you manage the Fund?

A: Interest rates are the driving force behind the allocation of the Fund. So, as interest rates have fallen, and bond prices have risen, we have had to invest more and more money into Treasury strips to meet our obligation to provide a minimum 2% annual return by the end of the Guarantee Period, which is December 21, 2009. If interest rates rise, we may have the latitude to increase our equity exposure. As it presently stands, the portfolio is positioned to benefit from an improving economy. Any additional money wouldn't neces-

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/03                             (continued)
--------------------------------------------------------------------------------

    sarily be used to add new stocks; rather, we would be more likely to spread it across the existing portfolio of high-quality, value-oriented companies.

Q:  What is your investment outlook?

A: We do feel the economy will gradually pick up some steam over the next six months, relative to the way it's been, although any recovery will be slow and gradual. After cutting short-term interest rates in June, we believe the Federal Reserve Board will stand pat for the foreseeable future. At the same time, we don't see any dramatic rate increases until well into next year. That should give companies time to finance growth while continuing to help consumers manage debt.

    The preceding information is the opinion of Fund management. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/03 (unaudited)
--------------------------------------------------------------------------------

  Shares                                                       Value
             COMMON STOCKS - 11.4%
             Energy - 0.9%
             Integrated Oil & Gas - 0.8%
   7,315     ChevronTexaco Corp.                        $    528,143
   2,153     ConocoPhillips                                  117,984
   9,735     Exxon Mobil Corp.                               349,584
   2,891     Royal Dutch Petroleum Co.*                      134,778
   2,242     Shell Transport & Trading Co. (A.D.R.)           89,344
                                                        ------------
                                                        $  1,219,833
                                                        ------------
             Oil & Gas Drilling - 0.1%
   2,442     Transocean Offshore Inc.*                  $     53,651
   3,693     Smith International, Inc.*                      135,681
                                                        ------------
                                                        $    189,332
                                                        ------------
             Total Energy                               $  1,409,165
                                                        ------------
             Materials - 0.6%
             Aluminum - 0.1%
   4,881     Alcoa, Inc.                                $    124,465
                                                        ------------
             Commodity Chemicals - 0.1%
   1,551     Air Products & Chemicals, Inc.             $     64,522
     748     Dow Chemical Co.                                 23,158
   2,961     E.I. du Pont de Nemours and Co.                 123,296
                                                        ------------
                                                        $    210,976
                                                        ------------
             Diversified Chemicals - 0.0%
   1,315     PPG Industries, Inc.                       $     66,723
                                                        ------------
             Diversified Metals & Mining - 0.2%
   2,582     Phelps Dodge Corp.*                        $     98,994
   3,138     Rio Tinto Plc (A.D.R.)                          240,214
                                                        ------------
                                                        $    339,208
                                                        ------------
             Paper Products - 0.1%
   5,684     Meadwestvaco Corp.                         $    140,395
                                                        ------------
             Precious Metals & Minerals - 0.1%
   4,128     Newmont Mining Corp.                       $    133,995
                                                        ------------
             Total Materials                            $  1,015,762
                                                        ------------

The accompanying notes are an integral part of these financial statements.     9

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/03 (unaudited)                         (continued)
--------------------------------------------------------------------------------

  Shares                                                       Value
             Capital Goods - 0.8%
             Aerospace & Defense - 0.3%
   2,023     Boeing Co.                                 $     69,429
   3,127     General Dynamics Corp.                          226,707
   2,560     Lockheed Martin Corp.                           121,779
                                                        ------------
                                                        $    417,915
                                                        ------------
             Electrical Components & Equipment - 0.1%
   1,450     Emerson Electric Co.                       $     74,095
   1,039     General Electric Co.                             29,799
                                                        ------------
                                                        $    103,894
                                                        ------------
             Industrial Conglomerates - 0.2%
   1,535     Illinois Tool Works, Inc.                  $    101,080
   1,704     Johnson Controls, Inc.                          145,862
   2,366     United Technologies Corp.                       167,584
                                                        ------------
                                                        $    414,526
                                                        ------------
             Industrial Machinery - 0.2%
   2,930     Caterpillar, Inc.                          $    163,084
   4,149     Deere & Co.                                     189,609
                                                        ------------
                                                        $    352,693
                                                        ------------
             Total Capital Goods                        $  1,289,028
                                                        ------------
             Commercial Services & Supplies - 0.2%
             Employment Services - 0.1%
   6,788     Robert Half International Inc.*            $    128,565
                                                        ------------
             Office Services & Supplies - 0.1%
   4,083     Canon, Inc. (A.D.R.)*                      $    186,389
                                                        ------------
             Total Commercial Services & Supplies       $    314,954
                                                        ------------
             Transportation - 0.4%
             Airlines - 0.1%
  11,446     Southwest Airlines Co.                     $    196,871
                                                        ------------
             Railroads - 0.2%
   3,457     Burlington Northern, Inc.                  $     98,317
  11,793     Norfolk Southern Corp.                          226,426
   1,014     Union Pacific Corp.                              58,832
                                                        ------------
                                                        $    383,575
                                                        ------------

10    The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                       Value
             Trucking - 0.1%
   1,424     United Parcel Service                      $     90,709
                                                        ------------
             Total Transportation                       $    671,155
                                                        ------------
             Automobiles & Components - 0.1%
             Automobile Manufacturers - 0.1%
   2,694     PACCAR, Inc.                               $    181,629
                                                        ------------
             Total Automobiles & Components             $    181,629
                                                        ------------
             Consumer Durables & Apparel - 0.1%
             Photographic Products - 0.1%
   3,455     Eastman Kodak Co.                          $     94,494
                                                        ------------
             Total Consumer Durables & Apparel          $     94,494
                                                        ------------
             Media - 0.7%
             Advertising - 0.1%
   2,814     Omnicom Group                              $    201,764
                                                        ------------
             Publishing - 0.6%
   1,392     Dow Jones & Co., Inc.                      $     59,898
   3,242     Gannett Co.                                     249,018
   4,256     John Wiley & Sons, Inc.                         111,507
   5,191     McGraw-Hill Co., Inc.                           321,842
   5,569     Reed Elsevier NV (A.D.R.)                       132,264
                                                        ------------
                                                        $    874,529
                                                        ------------
             Total Media                                $  1,076,293
                                                        ------------
             Retailing - 0.4%
             Department Stores - 0.0%
   3,016     May Department Stores Co.                  $     67,136
                                                        ------------
             General Merchandise Stores - 0.3%
   2,023     Family Dollar Stores, Inc.                 $     77,177
   8,989     Target Corp.                                    340,144
                                                        ------------
                                                        $    417,321
                                                        ------------
             Home Improvement Retail - 0.1%
   3,183     Lowe's Companies, Inc.                     $    136,710
                                                        ------------
             Specialty Stores - 0.0%
     963     Barnes & Noble, Inc.*                      $     22,197
                                                        ------------
             Total Retailing                            $    643,364
                                                        ------------

The accompanying notes are an integral part of these financial statements.    11

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/03 (unaudited)                          (continued)
--------------------------------------------------------------------------------

  Shares                                                       Value
             Food & Drug Retailing - 0.4%
             Drug Retail - 0.2%
   9,179     Walgreen Co.                               $    276,288
                                                        ------------
             Food Distributors - 0.1%
   5,378     Sysco Corp.                                $    161,555
                                                        ------------
             Hypermarkets & Supercenters - 0.1%
   3,457     Wal-Mart Stores, Inc.                      $    185,537
                                                        ------------
             Total Food & Drug Retailing                $    623,380
                                                        ------------
             Food, Beverage & Tobacco - 0.6%
             Packaged Foods & Meats - 0.5%
   5,612     Campbell Soup Co.                          $    137,494
   1,805     Del Monte Foods Co.*                             15,956
   3,016     General Mills, Inc.                             142,989
   4,872     H.J. Heinz Co., Inc.                            160,679
   1,747     Hershey Foods Corp.                             121,696
   8,586     Sara Lee Corp.                                  161,503
                                                        ------------
                                                        $    740,317
                                                        ------------
             Soft Drinks - 0.1%
   4,358     PepsiCo, Inc.                              $    193,931
                                                        ------------
             Total Food, Beverage & Tobacco             $    934,248
                                                        ------------
             Household & Personal Products - 0.3%
             Household Products - 0.3%
   4,365     Colgate-Palmolive Co.                      $    252,952
   2,930     Procter & Gamble Co.                            261,297
                                                        ------------
                                                        $    514,249
                                                        ------------
             Total Household & Personal Products        $    514,249
                                                        ------------
             Health Care Equipment & Supplies - 0.5%
             Health Care Distributors - 0.3%
   3,738     Abbott Laboratories                        $    163,575
   6,183     Johnson & Johnson Co.                           319,661
                                                        ------------
                                                        $    483,236
                                                        ------------
             Health Care Equipment - 0.1%
   4,858     Becton, Dickinson & Co.                    $    188,733
                                                        ------------

12    The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Shares                                                        Value
           Managed Health Care - 0.1%
   749     United Healthcare Group, Inc.                $     37,637
   487     Wellpoint Health Networks, Inc.*                   41,054
                                                        ------------
                                                        $     78,691
                                                        ------------
           Total Health Care Equipment & Supplies       $    750,660
                                                        ------------
           Pharmaceuticals & Biotechnology - 0.8%
           Pharmaceuticals - 0.8%
 3,000     Eli Lilly & Co.                              $    206,910
 4,899     Merck & Co., Inc.                                 296,634
 3,797     Novartis AG (A.D.R.)                              151,159
 5,088     Pfizer, Inc.                                      173,755
 1,177     Roche Holdings AG (A.D.R.)*                        90,886
16,212     Schering-Plough Corp.                             301,543
                                                        ------------
                                                        $  1,220,887
                                                        ------------
           Total Pharmaceuticals & Biotechnology        $  1,220,887
                                                        ------------
           Banks - 0.7%
           Diversified Banks - 0.2%
 1,392     Bank of America Corp.                        $    110,010
 2,930     Wells Fargo & Co.                                 147,672
                                                        ------------
                                                        $    257,682
                                                        ------------
           Regional Banks - 0.4%
 2,377     First Tennessee National Corp.               $    104,374
 1,431     Huntington Bancshares, Inc.                        27,933
 9,179     National City Corp.                               300,245
 3,318     SunTrust Banks, Inc.                              196,890
 1,392     Zions Bancorporation                               70,449
                                                        ------------
                                                        $    699,891
                                                        ------------
           Thrifts & Mortgage Finance - 0.1%
 3,457     Washington Mutual, Inc.                      $    142,774
                                                        ------------
           Total Banks                                  $  1,100,347
                                                        ------------

The accompanying notes are an integral part of these financial statements.    13

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/03 (unaudited)                         (continued)
--------------------------------------------------------------------------------

  Shares                                                       Value
             Diversified Financials - 0.7%
             Asset Management & Custody Banks - 0.5%
   7,958     The Bank of New York Co., Inc.             $    228,792
   3,242     Federated Investors Inc.                         88,896
   5,191     State Street Corp.                              204,525
   6,614     T. Rowe Price Associates, Inc.                  249,679
                                                        ------------
                                                        $    771,892
                                                        ------------
             Consumer Finance - 0.1%
   2,964     American Express Co.                       $    123,925
                                                        ------------
             Investment Banking & Brokerage - 0.1%
   3,926     Merrill Lynch & Co., Inc.                  $    183,266
   1,606     Morgan Stanley, Dean Witter and Co.              68,657
                                                        ------------
                                                        $    251,923
                                                        ------------
             Total Diversified Financials               $  1,147,740
                                                        ------------
             Insurance - 0.5%
             Insurance Brokers - 0.2%
   4,705     Marsh & McLennan Co., Inc.                 $    240,284
                                                        ------------
             Multi-Line Insurance - 0.1%
   3,117     American International Group, Inc.         $    171,996
                                                        ------------
             Property & Casualty Insurance - 0.2%
   3,667     Chubb Corp.                                $    220,020
   2,377     Safeco Corp.                                     83,861
   2,140     St. Paul Companies, Inc.                         78,131
                                                        ------------
                                                        $    382,012
                                                        ------------
             Total Insurance                            $    794,292
                                                        ------------
             Software & Services - 0.7%
             Application Software - 0.4%
   2,930     Adobe Systems, Inc.                        $     93,965
   3,368     BMC Software, Inc.*                              54,999
  10,185     Microsoft Corp.                                 260,838
   1,155     Symantec Corp.*                                  50,658
   3,183     Synopsys, Inc.*                                 196,869
                                                        ------------
                                                        $    657,329
                                                        ------------

14    The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                            Value
             Data Processing & Outsourced Services - 0.3%
   3,269     Automatic Data Processing, Inc.                 $    110,688
   3,659     Computer Sciences Corp.*                             139,481
   1,760     DST Systems, Inc.*                                    66,880
   3,205     Electronic Data Systems Corp.                         68,747
   1,865     Fiserv, Inc.*                                         66,413
   1,424     SunGard Data Systems, Inc.*                           36,896
                                                             ------------
                                                             $    489,105
                                                             ------------
             Home Entertainment Software - 0.0%
     295     Electronic Arts, Inc.*                          $     21,827
                                                             ------------
             Total Software & Services                       $  1,168,261
                                                             ------------
             Technology Hardware & Development - 0.8%
             Communications Equipment - 0.3%
   3,584     Cisco Systems, Inc.*                            $     59,459
  15,281     Motorola, Inc.                                       144,100
   9,857     Nokia Corp. (A.D.R.)                                 161,951
   1,806     Qualcomm, Inc.                                        64,565
                                                             ------------
                                                             $    430,075
                                                             ------------
             Computer Hardware - 0.5%
   5,390     Dell Computer Corp.*                            $    172,264
   1,893     Diebold, Inc.                                         81,872
   5,191     IBM Corp.*                                           428,258
  13,353     Sun Microsystems, Inc.*                               61,424
                                                             ------------
                                                             $    743,818
                                                             ------------
             Electronic Equipment & Instruments - 0.0%
     852     Veeco Instruments, Inc.*                        $     14,510
                                                             ------------
             Total Technology Hardware & Equipment           $  1,188,403
                                                             ------------
             Semiconductors - 0.5%
             Semiconductor Equipment - 0.2%
  11,011     Applied Materials, Inc.*                        $    174,634
   3,930     Novellus Systems, Inc.*                              143,921
                                                             ------------
                                                             $    318,555
                                                             ------------

The accompanying notes are an integral part of these financial statements.    15

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/03 (unaudited)                         (continued)
--------------------------------------------------------------------------------

  Shares                                                           Value
             Semiconductors - 0.3%
   5,191     Altera Corp.*                                   $    85,132
  10,423     Intel Corp.                                         216,632
   9,324     Texas Instruments, Inc.                             164,102
                                                             -----------
                                                             $   465,866
                                                             -----------
             Total Semiconductors                            $   784,421
                                                             -----------
             Telecommunication Services - 0.5%
             Integrated Telecommunication Services - 0.5%
   1,551     Alltel Corp.                                    $    74,789
   9,809     BellSouth Corp.                                     261,215
  14,758     SBC Communications, Inc.                            377,067
                                                             -----------
                                                             $   713,071
                                                             -----------
             Total Telecommunication Services                $   713,071
                                                             -----------
             Utilities - 0.2%
             Electric Utilities - 0.1%
   2,242     American Electric Power Co., Inc.               $    66,879
   1,638     Consolidated Edison, Inc.                            70,893
   2,252     Southern Co.                                         70,172
                                                             -----------
                                                             $   207,944
                                                             -----------
             Gas Utilities - 0.1%
   1,954     KeySpan Energy Corp.                            $    69,269
   2,242     Vectren Corp.                                        56,162
                                                             -----------
                                                             $   125,431
                                                             -----------
             Total Utilities                                 $   333,375
                                                             -----------
             TOTAL COMMON STOCKS
             (cost $16,405,640)                              $17,969,178
                                                             -----------

16    The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Principal
   Amount                                                                  Value
                 U.S. GOVERNMENT OBLIGATIONS - 88.6%
                 Government - 88.6%
$171,100,000     U.S. Treasury Strip, Zero Coupon Bond, 11/15/09    $139,938,926
                                                                    ------------
                 TOTAL U.S. GOVERNMENT OBLIGATIONS
                 (cost $133,362,759)                                $139,938,926
                                                                    ------------
                 TOTAL INVESTMENT IN SECURITIES - 100.0%
                 (cost $149,768,399) (a)                            $157,908,104
                                                                    ------------

*    Non-income producing security.

(a) At June 30, 2003, the net unrealized gain on investments based on cost for federal income tax purposes of $149,853,449 was as follows:

     Aggregate gross unrealized gain for all investments in which
     there is an excess of value over tax cost                       $8,154,473

     Aggregate gross unrealized loss for all investments in which
     there is an excess of tax cost over value                          (99,818)
                                                                     ----------
     Net unrealized gain                                             $8,054,655
                                                                     ----------

     Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2003 aggregated $78,990,631 and $86,309,423, respectively.

The accompanying notes are an integral part of these financial statements.    17

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------
BALANCE SHEET 6/30/03 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (cost $149,768,399)      $157,908,104
  Cash                                                           4,249,817
  Dividends and interest receivable                                 21,764
                                                              ------------
       Total assets                                           $162,179,685
                                                              ------------
LIABILITIES:
  Payables -
     Investment securities purchased                          $  2,933,000
     Fund shares repurchased                                        93,781
  Due to affiliates                                                206,426
  Accrued expenses                                                  42,482
  Other                                                            112,814
                                                              ------------
       Total liabilities                                      $  3,388,503
                                                              ------------
NET ASSETS:
  Paid-in capital                                             $153,103,343
  Accumulated undistributed net investment income                  825,808
  Accumulated net realized loss on investments                  (3,277,674)
  Net unrealized gain on investments                             8,139,705
                                                              ------------
       Total net assets                                       $158,791,182
                                                              ------------
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $56,971,822/5,487,204 shares)             $      10.38
                                                              ------------
  Class B (based on $68,314,015/6,604,176 shares)             $      10.34
                                                              ------------
  Class C (based on $33,505,345/3,239,261 shares)             $      10.34
                                                              ------------

MAXIMUM OFFERING PRICE:
  Class A ($10.38 [divided by] 94.25%)                        $      11.01
                                                              ------------
  Class C ($10.34 [divided by] 99.00%)                        $      10.44
                                                              ------------

18    The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/03

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $2,693)        $  216,823
  Interest                                                    2,640,729
                                                             ----------
       Total investment income                                             $  2,857,552
                                                                           ------------
EXPENSES:
  Management fees                                            $  552,427
  Transfer agent fees
     Class A                                                     40,811
     Class B                                                     43,739
     Class C                                                     18,482
  Distribution fees
     Class A                                                     72,087
     Class B                                                    334,363
     Class C                                                    166,472
  Administrative fees                                            18,643
  Custodian fees                                                 24,180
  Financial warranty fee                                        670,803
  Registration fees                                              57,108
  Professional fees                                              25,950
  Printing                                                       17,780
  Fees and expenses of nonaffiliated trustees                     3,941
  Miscellaneous                                                   2,157
                                                             ----------
       Total expenses                                                      $  2,048,943
       Less management fees waived by Pioneer Investment
         Management, Inc.                                                       (17,199)
                                                                           ------------
       Net expenses                                                        $  2,031,744
                                                                           ------------
         Net investment income                                             $    825,808
                                                                           ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments                                         $ (3,207,867)
  Change in net unrealized gain on investments                                6,762,188
                                                                           ------------
     Net gain on investments                                                  3,554,321
                                                                           ------------
     Net increase in net assets resulting from operations                  $  4,380,129
                                                                           ------------

The accompanying notes are an integral part of these financial statements.    19

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/03 and the Period from
11/1/02 (Commencement of Operations) to 12/31/02

                                                           Six Months
                                                             Ended           11/1/02
                                                            6/30/03            to
                                                          (unaudited)        12/31/02
FROM OPERATIONS:
Net investment income (loss)                             $    825,808      $     (3,419)
Net realized loss on investments                           (3,207,867)          (69,604)
Change in net unrealized gain on investments                6,762,188         1,377,517
                                                         ------------      ------------
     Net increase in net assets resulting from
       operations                                        $  4,380,129      $  1,304,494
                                                         ------------      ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.00 and $0.09 per share, respectively)      $          -      $    (52,130)
  Class B ($0.00 and $0.03 per share, respectively)                 -           (18,887)
  Class C ($0.00 and $0.04 per share, respectively)                 -           (13,172)
                                                         ------------      ------------
     Total distributions to shareowners                  $          -      $    (84,189)
                                                         ------------      ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $          -      $162,729,712
Reinvestment of distributions                                       -            65,027
Cost of shares repurchased                                 (8,722,193)         (981,798)
                                                         ------------      ------------
     Net increase (decrease) in net assets resulting
       from Fund share transactions                      $ (8,722,193)     $161,812,941
                                                         ------------      ------------
     Net increase (decrease) in net assets               $ (4,342,064)     $163,033,246
NET ASSETS:
Beginning of period                                       163,133,246           100,000
                                                         ------------      ------------
End of period (including accumulated undistributed
  net investment income of $825,808 and $0,
  respectively)                                          $158,791,182      $163,133,246
                                                         ------------      ------------

20    The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS                                  (continued)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/03 and the Period from
11/1/02 (Commencement of Operations) to 12/31/02

                                   '03 Shares       '03 Amount
                                   (unaudited)      (unaudited)       '02 Shares      '02 Amount
CLASS A
Shares sold                                -        $         -       6,085,318       $60,853,189
Reinvestment of distributions              -                  -           4,232            42,658
Less shares repurchased             (579,392)        (5,857,258)        (26,288)         (263,007)
                                    --------        -----------       ---------       -----------
  Net increase (decrease)           (579,392)       $(5,857,258)      6,063,262       $60,632,840
                                    --------        -----------       ---------       -----------
CLASS B
Shares sold                                -        $         -       6,774,773       $67,747,728
Reinvestment of distributions              -                  -           1,276            12,863
Less shares repurchased             (142,284)        (1,444,743)        (32,922)         (329,284)
                                    --------        -----------       ---------       -----------
  Net increase (decrease)           (142,284)       $(1,444,743)      6,743,127       $67,431,307
                                    --------        -----------       ---------       -----------
CLASS C
Shares sold                                -        $         -       3,412,884       $34,128,795
Reinvestment of distributions              -                  -             944             9,506
Less shares repurchased             (139,018)        (1,420,192)        (38,882)         (389,507)
                                    --------        -----------       ---------       -----------
  Net increase (decrease)           (139,018)       $(1,420,192)      3,374,946       $33,748,794
                                    --------        -----------       ---------       -----------

The accompanying notes are an integral part of these financial statements.    21

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Six Months
                                                           Ended          11/1/02
                                                          6/30/03            to
                                                        (unaudited)       12/31/02
CLASS A
Net asset value, beginning of period                     $ 10.08         $10.000
                                                         -------         -------
Increase from investment operations:
  Net investment income                                  $  0.08         $ 0.003
  Net realized and unrealized gain on investments           0.22           0.081
                                                         -------         -------
       Net increase from investment operations           $  0.30         $ 0.084
Distributions to shareowners:
  Net investment income                                        -          (0.009)
                                                         -------         -------
Net increase in net asset value                          $  0.30         $ 0.075
                                                         -------         -------
Net asset value, end of period                           $ 10.38         $10.075
                                                         -------         -------
Total return*                                               2.98%           0.89%
Ratio of net expenses to average net assets+                2.10%**         1.56%**
Ratio of net investment income to average net
  assets+                                                   1.52%**         0.41%**
Portfolio turnover rate                                      101%**          422%**
Net assets, end of period (in thousands)                 $56,972         $61,124
Ratios with no waiver of management fees and
  assumption of expenses by PIM:
     Net expenses                                           2.13%**         1.56**
     Net investment income                                  1.49%**         0.41**
Ratios with waiver of management fees and
  assumption of expenses by PIM:
     Net expenses                                           2.10%**         1.56**
     Net investment income                                  1.52%**         0.41**

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
 +  Ratios with no reduction for fees paid indirectly.

22    The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Six Months
                                                           Ended            11/1/02
                                                          6/30/03             to
                                                        (unaudited)        12/31/02
CLASS B
Net asset value, beginning of period                      $ 10.08          $ 10.000
                                                          -------          --------
Increase from investment operations:
  Net investment income (loss)                            $  0.04          $ (0.003)
  Net realized and unrealized gain on investments            0.22             0.082
                                                          -------          --------
       Net increase from investment operations            $  0.26          $  0.079
Distributions to shareowners:
  Net investment income                                         -            (0.003)
                                                          -------          --------
Net increase in net asset value                           $  0.26          $  0.076
                                                          -------          --------
Net asset value, end of period                            $ 10.34          $ 10.076
                                                          -------          --------
Total return*                                                2.58%             0.83%
Ratio of net expenses to average net assets+                 2.85%**           2.30%**
Ratio of net investment income (loss) to average
  net assets+                                                0.77%**          (0.31)%**
Portfolio turnover rate                                       101%**            422%**
Net assets, end of period (in thousands)                  $68,314          $ 67,974
Ratios with no waiver of management fees and
  assumption of expenses by PIM:
     Net expenses                                            2.87%**           2.30%**
     Net investment income (loss)                            0.75%**          (0.31)%**
Ratios with waiver of management fees and
  assumption of expenses by PIM:
     Net expenses                                            2.85%**           2.30%**
     Net investment income (loss)                            0.77%**          (0.31)%**

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
 +  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.    23

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Six Months
                                                           Ended            11/1/02
                                                          6/30/03             to
                                                        (unaudited)        12/31/02
CLASS C
Net asset value, beginning of period                      $ 10.07          $ 10.000
                                                          -------          --------
Increase from investment operations:
  Net investment income (loss)                            $  0.04          $ (0.002)
  Net realized and unrealized gain on investments            0.23             0.080
                                                          -------          --------
       Net increase from investment operations            $  0.27          $  0.078
Distributions to shareowners:
  Net investment income                                         -            (0.004)
                                                          -------          --------
Net increase in net asset value                           $  0.27          $  0.074
                                                          -------          --------
Net asset value, end of period                            $ 10.34          $ 10.074
                                                          -------          --------
Total return*                                                2.68%             0.74%
Ratio of net expenses to average net assets+                 2.85%**           2.34%**
Ratio of net investment income (loss) to average
  net assets+                                                0.78%**          (0.27)%**
Portfolio turnover rate                                       101%**            422%**
Net assets, end of period (in thousands)                  $33,505          $ 34,036
Ratios with no waiver of management fees and
  assumption of expenses by PIM:
     Net expenses                                            2.85%**           2.34%**
     Net investment income (loss)                            0.77%**          (0.27)%**
Ratios with waiver of management fees and
  assumption of expenses by PIM:
     Net expenses                                            2.85%**           2.34%**
     Net investment income (loss)                            0.78%**          (0.27)%**

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
 +  Ratios with no reduction for fees paid indirectly.

24    The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/03 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Protected Principal Plus Fund (the Fund), is a diversified portfolio of Pioneer Protected Principal Trust, which was organized as a Delaware business trust on October 2, 2001 and was registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Pioneer Investment Management, Inc.
(PIM), a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), has agreed to pay all organizational costs of the Fund.

The life of the Fund is divided into three phases: an Offering Period (which ended on December 18, 2002), a Guarantee Period (from December 20, 2002 to December 21, 2009 (the "Maturity Date")) and a Post-Guarantee Period (which begins on or about December 22, 2009). During the Guarantee Period, the Fund's investment objective is capital preservation in order to have a net asset value on the Maturity Date at least equal to the "Guaranteed Amount". Each shareowner's Guaranteed Amount will be equal to the initial amount invested (net of any initial sales charges) plus a minimum annual compounded return on such amount (2.0% on Class A Shares and 1.25% on Class B and C Shares), less any extraordinary expenses and any amounts that PIM is obligated to pay under the Financial Warranty Agreement (see Note 3) and fails to do so in a timely manner. In order to receive the Guaranteed Amount, shareowners must maintain their initial investment, not redeem any shares for seven years and reinvest all dividends and distributions. The Fund also seeks capital appreciation as a secondary objective during the Guarantee Period. During the Post-Guarantee Period, the Fund's investment objective will be long-term growth of capital. During the Guarantee Period, the Fund's net asset value may decline below the guaranteed amount.

The Fund offers three classes of shares - Class A, Class B and Class C shares. Shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/03 (unaudited)                   (continued)
--------------------------------------------------------------------------------

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, debt securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. All discounts/premiums are accreted/amortized for financial purposes. Valuations may be supplemented by dealers and other sources, as required. Equity securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

B. Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the period ended December 31, 2002, were as follows:

--------------------------------------------------------------------------------
                                                                       2002
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                                       $84,189
Long-term capital gain                                                      -
                                                                      -------
  Total                                                               $84,189
                                                                      -------

--------------------------------------------------------------------------------

   The following shows components of distributable earnings on a fed eral income tax basis at December 31, 2002.

--------------------------------------------------------------------------------
                                                                       2002
--------------------------------------------------------------------------------
Undistributed ordinary income                                      $   15,243
Undistributed long-term gain                                                -
Unrealized appreciation                                             1,292,467
                                                                   ----------
Total                                                              $1,307,710
                                                                   ----------

--------------------------------------------------------------------------------

   The difference between book-basis and tax-basis unrealized appre ciation is attributable to the tax deferral of losses on wash sales.

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/03 (unaudited)                   (continued)
--------------------------------------------------------------------------------

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund, and a wholly owned indirect subsidiary of UniCredito Italiano, earned no underwriting commissions on the sale of Fund shares during the six months ended June 30, 2003.

D. Class Allocations

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day.

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.
E. Security Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or dividends on the securities loaned and gain or loss in the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of loaned securities and cash collateral at period end are disclosed on the balance sheet. The Fund invests

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

2. Management Agreement

The Fund pays PIM a fee for managing the Fund and to cover the cost of providing certain services to the Fund. PIM's annual fee during the Guarantee Period and the Post-Guarantee Period is equal to 0.70% of the Fund's average daily net assets. If the Fund is required by the terms of the Financial Warranty Agreement (see Note 3) to invest solely in a portfolio of U.S. government securities and other debt securities or to invest all of the fund's assets in a defeasance portfolio consisting entirely of zero coupon U.S. government securities (and cash or cash equivalents to the extent necessary to meet redemption requests), PIM's fee will be reduced to 0.20% of average daily net assets. The fee is normally computed daily and paid monthly. PIM has contractually agreed not to impose all or a portion of its management fee and, if necessary to assume other operating expenses of the Fund to the extent necessary to limit Fund expenses to 2.10%, 2.85% and 2.85% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. PIM may subsequently recover reimbursed expenses (within three years of being incurred) from the Fund if the expense ratio is less than the expense limitation.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At June 30, 2003, $84,919 was payable to PIM related to management fees, administrative fees and certain other services.

3. Financial Warranty Agreement

The Fund has entered into a Financial Warranty Agreement (the "Financial Warranty") with Main Place Funding, LLC, to protect against the Fund having insufficient assets to redeem shares at the Guaranteed Amount on the Maturity Date. The value, if any of the Financial Warranty, to the Fund and/or its shareowners, is not determinable until the Maturity Date, as described in Note
1. The Fund, and not the Fund's shareowners, is the holder of the Financial Warranty, which will enable the Fund, assuming that the Fund complies with the conditions imposed under the Financial Warranty, and that Main Place Funding, LLC does not default on its obligations, to pay redemption proceeds on the Maturity Date for the Guaranteed Amount discussed in Note 1.

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/03 (unaudited)                   (continued)
--------------------------------------------------------------------------------

Main Place Funding, LLC will be required to fund the amount of any shortfall from the Guaranteed Amount on the Maturity Date (subject to the terms of the Financial Warranty), whether or not shareowners redeem their shares on the Maturity Date. The Fund's Board of Trustees and PIM will be able to amend the terms of the Financial Warranty at any time without shareowner approval, subject to the agreement of Main Place Funding, LLC. The Fund pays Main Place Funding, LLC an annual fee equal to 0.85% of the average daily net assets of the Fund during the Guarantee Period for providing the Financial Warranty. During the Guarantee Period, shareowners may request a free copy of the most recent quarterly report of Main Place Funding, LLC and its indirect parent, Bank of America Corporation.

4. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $18,071 in transfer agent fees payable to PIMSS at June 30, 2003.

5. Distribution Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $103,436 in distribution fees payable to PFD at June 30, 2003.

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2003, CDSCs in the amount of $63,912 were paid to PFD.

Pioneer Protected Principal Plus Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                    Vice President*
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood*                          Joseph P. Barri, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

*Mr. Hood was elected Trustee and Executive Vice President on June 3, 2003.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is also on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

For information about any Pioneer mutual fund, please contact your investment professional, or call Pioneer at 1-800-225-6292. Ask for a free fund information kit, which includes a fund prospectus. Please read the prospectus carefully before you invest.

  U.S. Equity                         Fixed Income
  Pioneer Fund                        Pioneer America Income Trust
  Pioneer Balanced Fund               Pioneer Bond Fund
  Pioneer Equity Income Fund          Pioneer High Yield Fund
  Pioneer Core Equity Fund            Pioneer Strategic Income Fund
  Pioneer Growth Shares               Pioneer Tax Free Income Fund
  Pioneer Mid Cap Growth Fund
  Pioneer Mid Cap Value Fund          Money Market
  Pioneer Real Estate Shares          Pioneer Cash Reserves Fund*
  Pioneer Stable Value Fund
  Pioneer Small Cap Value Fund
  Pioneer Small Company Fund
  Pioneer Value Fund

  International/Global Equity
  Pioneer Emerging Markets Fund
  Pioneer Europe Select Fund
  Pioneer Europe Fund
  Pioneer International Equity Fund
  Pioneer International Value Fund

* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Accounts (IRAs)

Traditional IRA*
For anyone under age 70 1/2 earning income. Individuals can contribute up to $3,000 annually. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA*
Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $3,000 a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.

Employer-Sponsored Plans

Uni-K Plan*
A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $11,000 per year. In addition, each year the business may contribute up to 25% of pay.

401(k) Plan*
Allows employees to make pre-tax contributions through payroll deduction, up to $11,000 per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.

SIMPLE IRA Plan*
The Savings Incentive Match PLan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can decide whether to contribute. Employers must contribute.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

403(b) Plan*
Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction.

SEP-IRA
The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.

Profit Sharing Plan
Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.

Age-Based Profit Sharing Plan
Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

Money Purchase Pension Plan (MPP)
Allows employer contributions, up to 25% of pay annually. Companies must contribute a fixed percentage of pay each year.

Defined Benefit Pension Plan
Requires a business to contribute enough each year to fund a specific future benefit. Most beneficial to older employees who need to accumulate assets rapidly.

* Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-8O0-225-6292.

FactFone(SM)
Our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your 10-digit account number, your three-digit fund number and your four-digit personal identification number at hand.

6-Month Reinstatement Privilege (for Class A and Class B Shares)
Enables you to reinvest all or a portion of the money you redeem from your Pioneer account - without paying a sales charge - within 6 months of your redemption. You have the choice of investing in any Pioneer fund provided the account has the exact same registration and meets the fund's minimum investment requirement. Reinstated accounts may only purchase Class A fund shares.

Investomatic Plan
An easy and convenient way for you to invest on a regular basis. All you need to do is authorize a set amount of money to be moved out of your bank account into the Pioneer fund of your choice. Investomatic also allows you to change the dollar amount, frequency and investment date right over the phone. By putting aside affordable amounts of money regularly, you can build a long-term investment - without sacrificing your current standard of living.

Payroll Investment Program (PIP)
Lets you invest in a Pioneer fund directly through your paycheck. All that's involved is for your employer to fill out an authorization form allowing Pioneer to deduct from participating employees' paychecks. You specify the dollar amount you want to invest into the Pioneer fund(s) of your choice.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Automatic Exchange Program
A simple way to move money from one Pioneer fund to another over a period of time. Just invest a lump sum in one fund, and select the other Pioneer funds you wish to invest in. You choose the amounts and dates for Pioneer to sell shares of your original fund and use the proceeds to buy shares of the other funds you have chosen. Over time, your investment will be shifted out of the original fund. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Directed Dividends
Lets you invest cash dividends from one Pioneer fund to an account in another Pioneer fund with no sales charge or fee. Simply fill out the applicable information on a Pioneer Account Options Form. (This program is available for dividend payments only; capital gains distributions are not eligible at this time.)

Direct Deposit
Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)
Lets you establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month. Pioneer will send the proceeds by check to the address you designate, or electronically to your bank account. You also can authorize Pioneer to make the redemptions payable to someone else. (SWPs are available for accounts with a value of $10,000 or more.)

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our Internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

This report must be preceded or accompanied by a current Fund prospectus. For information on other Pioneer mutual funds, including charges and expenses, call 800-225-6292 and request a prospectus. Please read it carefully before investing or sending money.

[LOGO] PIONEER Investments(R)

Pioneer Investment Management, Inc.
60 State Street                                                    13713-00-0803
Boston, Massachusetts 02109             (C) 2003 Pioneer Funds Distributor, Inc.
www.pioneerfunds.com            Underwriter of Pioneer mutual funds, Member SIPC

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable for semiannual reports; to be answered on annual submissions after December 15, 2003.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.

ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no significant changes in the registrants internal controls or in other factors that could significantly affect these controls subsequent to
the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.


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                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Protected Principal Trust Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 25, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 25, 2003


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 25, 2003

* Print the name and title of each signing officer under his or her signature.